Loans and Financing - Schedule of Trade and Other Payables (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade and Other Payables [Line Items]
Trade accounts receivable, net		R$ 47,133	R$ 7,283
Suppliers- National and foreign [Member]
Schedule of Trade and Other Payables [Line Items]
Trade accounts receivable, net		7,676	7,283
Suppliers - IPO transaction expenses [Member]
Schedule of Trade and Other Payables [Line Items]
Trade accounts receivable, net	[1]	R$ 39,457

[1]	Consists of concentrated expenses incurred in 2023 related to third-party advisory and support services incurred in connection with the reorganization transaction that are not expected to be ongoing. These services were provided by suppliers to the Company. The liability includes the prepaid D&O insurance totaling R$4,078, recognized during the fiscal year ended December 31, 2023.